Retirement benefit obligations (Tables)	12 Months Ended
Dec. 31, 2022
Retirement benefit obligations
Schedule of assumptions used for the RIPS

	24 February	31 December
	2022	2021
Weighted average %
Discount rate	2.6%	2.0%
Future salary increases	n/a	n/a
Future pension increases	3.6%	3.3%
RPI inflation	3.7%	3.4%
CPI inflation	3.0%	2.7%

Schedule of movement in the net defined benefit obligation

		Fair			Fair
	Present	value of		Present	value of
	value of	plan		value of	plan
	obligation	assets	Total	obligation	assets	Total
	2022	2022	2022	2021	2021	2021
	£m	£m	£m	£m	£m	£m
At 1 January	(1,313)	1,305	(8)	(1,481)	1,461	(20)
Current service costs[1]	(2)	—	(2)	(1)	—	(1)
Past service costs[1]	(1)	—	(1)	1	—	1
Settlement gain	4	—	4	22	(21)	1
Transfer of RIPS annuity policies (buy-out)	1,159	(1,159)	—	—	—	—
Administration expenses[1]	4	(4)	—	—	—	—
Interest on defined benefit obligation/asset[1]	(5)	5	—	(21)	21	—
Exchange difference	(3)	2	(1)	2	(1)	1
Total pension income/(expense)	1,156	(1,156)	—	3	(1)	2
Remeasurements:
– Remeasurement gain/(loss) on scheme assets	—	(79)	(79)	—	(78)	(78)
– Remeasurement gain/(loss) on obligation[2]	81	—	81	79	—	79
Contributions:
– Employers	(1)	—	(1)	(1)	8	7
– Benefit payments	12	(10)	2	87	(85)	2
– Refund of surplus	—	(22)	(22)	—	—	—
At 31 December	(65)	38	(27)	(1,313)	1,305	(8)

Retirement benefit obligation schemes[3]	(49)	19	(30)	(63)	36	(27)
Retirement benefit asset schemes[4]	(16)	19	3	(1,250)	1,269	19
1.	Service costs and administration expenses are charged to operating expenses, and interest cost and return on plan assets to finance cost and finance income.
2.

The actuarial movement on the UK RIPS comprises remeasurement gain arising from changes in demographic assumptions of £nil (2021: gain of £3m; 2020: gain of £16m), remeasurement gain arising from changes in financial assumptions of £82m (2021: gain of £75m; 2020: loss of £117m) and a remeasurement loss arising from experience of £7m (2021: loss of £1m; 2020: gain of £25m).

3.

Benefit plans in an obligation position include plans situated in Thailand, the UK, Martinique, Trinidad and Tobago, Norway, South Africa, Germany, Austria, France, Italy, South Korea, Philippines, India, Hong Kong and Saudi Arabia.

4.	Benefit plans in an asset position include plans situated in Australia, Barbados and Ireland.

Schedule of analysis of fair value of plan assets

	2022	2021
	£m	£m
Equity instruments	2	3
Debt instruments – unquoted	15	16
Insurance policies	—	1,239
Other	21	47
Total plan assets	38	1,305